Income Taxes (Details 4)	Dec. 31, 2018 USD ($)
US
Net operating loss carry-over	$ 4,424,282
US | Tax Year 2017 [Member]
Net operating loss carry-over	4,011,584
US | Tax Year 2018 [Member]
Net operating loss carry-over	412,698
CANADA
Net operating loss carry-over	1,127,710
CANADA | Tax Year 2017 [Member]
Net operating loss carry-over	216,022
CANADA | Tax Year 2018 [Member]
Net operating loss carry-over	279,863
CANADA | Tax Year 2016 [Member]
Net operating loss carry-over	212,276
CANADA | Tax Year 2015 [Member]
Net operating loss carry-over	203,041
CANADA | Tax Year 2014 [Member]
Net operating loss carry-over	179,541
CANADA | Tax Year 2013 [Member]
Net operating loss carry-over	$ 36,967